Unaudited Interim Condensed Consolidated Statement of Changes in Equity - USD ($)	Issued capital	Share based payments reserve	Foreign currency translation reserves	Remeasurement reserve	Accumulated losses	Total
Balance at Dec. 31, 2023	$ 31,035,121	$ 1,233,434	$ (2,054,227)	$ (90,686)	$ (22,381,044)	$ 7,742,598
Net Loss					(1,653,875)	(1,653,875)
Other comprehensive income/ (loss) for the half-year, net of tax			(173,688)	3,098		(170,590)
Total comprehensive income/ (loss) for the half-year			(173,688)	3,098	(1,653,875)	(1,824,465)
Share-based payments		428,066				428,066
Contributions of equity, net of transaction Costs (note 7)	1,816,817					1,816,817
Expiry of options	26,369	(26,369)
Balance at Jun. 30, 2024	32,878,307	1,635,131	(2,227,915)	(87,588)	(24,034,919)	8,163,016
Balance at Dec. 31, 2024	34,837,206	1,817,397	(2,162,530)	(72,826)	(30,391,402)	4,027,845
Net Loss					(68,746)	(68,746)
Other comprehensive income/ (loss) for the half-year, net of tax			215,220	(5,747)		209,473
Total comprehensive income/ (loss) for the half-year			215,220	(5,747)	(68,746)	140,727
Share-based payments		541,197				541,197
Contributions of equity, net of transaction Costs (note 7)	21,607					21,607
Shares issued under service agreement	100,000					100,000
Capital raising costs	(61,787)					(61,787)
Expiry of options	96,108	(96,108)
Balance at Jun. 30, 2025	$ 34,993,134	$ 2,262,486	$ (1,947,310)	$ (78,573)	$ (30,460,148)	$ 4,769,589